COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	¥ 620,953	¥ 635,910	¥ 579,650
Cost of revenues	110,118	105,528	110,492
Selling and marketing expenses	113,626	112,414	99,020
General and administrative expenses	81,667	85,700	77,773
Bad debt expenses	8,767	559,445	4,842
Tax on foreign currency translation adjustments	0	0	0
Tax on unrealized holding gains on available-for-sale securities	0	0	107
Tax on reclassification adjustment for gains on available-for-sale securities realized in net income	0	0	107
Related parties
Revenues	238	11,006	43,678
Cost of revenues	8,826	8,981	11,082
Selling and marketing expenses	4,787	4,552	4,761
General and administrative expenses	2,008	2,088	9,383
Bad debt expenses	¥ 1,998	¥ 547,069	¥ 0